Goodwill - Schedule of Goodwill (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Schedule of Goodwill [Line Items]
Beginning balance
Goodwill impairment
Foreign currency translation adjustment
Ending balance
Changzhou Sixun [Member]
Schedule of Goodwill [Line Items]
Beginning balance		1,780,569	1,780,569
Goodwill impairment			(1,732,454)
Foreign currency translation adjustment			(48,115)
Ending balance